Asset Dispositions and Impairments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Asset Dispositions and Impairments (Textual) [Abstract]
Net cash proceeds from disposal of wholly-owned hotel	$ 11
Loss recognized on sale of wholly owned hotel	(7)	(33)
Minority Investment - Japan Hotel [Member]
Asset Dispositions and Impairments (Textual) [Abstract]
Impairment loss relating to minority investment in a joint venture hotel located in Japan		$ 32